RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	40,438,606	35,995,562
Debt securities [member] | Gross carrying amount [member] | Countries
Disclosure of financial assets [line items]
Financial assets	40,104,308	35,490,736
Debt securities [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	33,713,283	28,040,520
Debt securities [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	3,952,223	4,381,752
Debt securities [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	1,421,010	2,213,308
Debt securities [member] | Gross carrying amount [member] | Brazil
Disclosure of financial assets [line items]
Financial assets	114,879	264,073
Debt securities [member] | Gross carrying amount [member] | Mexico
Disclosure of financial assets [line items]
Financial assets	410,599	221,754
Debt securities [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	95,643	143,513
Debt securities [member] | Gross carrying amount [member] | Chile
Disclosure of financial assets [line items]
Financial assets	182,398	115,033
Debt securities [member] | Gross carrying amount [member] | Peru
Disclosure of financial assets [line items]
Financial assets	177,096	102,190
Debt securities [member] | Gross carrying amount [member] | Paraguay
Disclosure of financial assets [line items]
Financial assets	37,177	8,593
Debt securities [member] | Gross carrying amount [member] | Multilateral
Disclosure of financial assets [line items]
Financial assets	334,298	504,826
Debt securities [member] | Gross carrying amount [member] | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	225,642	277,501
Debt securities [member] | Gross carrying amount [member] | Multilateral - Andean Development Corporation (Corporacion Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	105,107	111,124
Debt securities [member] | Gross carrying amount [member] | Multilateral - International Bank for Reconstruction and Development
Disclosure of financial assets [line items]
Financial assets		89,266
Debt securities [member] | Gross carrying amount [member] | Multilateral - Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	$ 3,549	$ 26,935